Financial income (expense), net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial income (expense), net
33.	Financial income (expense), net

	12.31.2018	12.31.2017	12.31.2016
		(Restated)	(Restated)
Financial income:
Interest on cash and cash equivalents and financial investments	93.0	127.5	201.8
Interest on receivables	33.1	37.5	34.3
Residual value guarantee	—	9.5	—
Taxes over financial revenue	(9.0)	8.0	(17.0)
Other	0.1	0.3	2.4

Total financial income	117.2	182.8	221.5

Financial expenses:
Financial restructuring costs	(0.9)	(1.5)	(0.5)
IOF - (tax on financial transactions)	(1.4)	(3.7)	(2.9)
Interest on taxes, social charges and contributions	(3.7)	(2.2)	(21.0)
Residual value guarantee	(22.3)	—	(26.7)
Interest on loans and financing	(226.3)	(215.2)	(182.6)
Other	(18.7)	(8.6)	(17.0)

Total financial expenses	(273.3)	(231.2)	(250.7)

Derivative instruments	(15.4)	7.8	(8.3)

Financial income (expenses), net	(171.5)	(40.6)	(37.5)